Investments in joint ventures and associates Share of net assets, Joint Ventures and Associates (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2018		Mar. 31, 2017		Mar. 31, 2016
Disclosure of joint ventures [line items]
Investments accounted for using equity method, beginning balance	£ 2,083	[1]	£ 397
Exchange adjustments	(12)		35
Additions	129		137
Acquisition of stake in Quadgas HoldCo Limited	0		1,611
Capitalisation of shareholder loan to Quadgas HoldCo Limited	69		0
Impairment charge against investment in Quadgas HoldCo Limited	(213)		0
Share of post-tax results for the year	173		63
Share of other comprehensive income of associates, net of tax	147		0
Dividends received	(213)		(99)		£ (72)
Other movements	5		(61)
Investments accounted for using equity method, ending balance	2,168		2,083	[1]	397
Joint ventures
Disclosure of joint ventures [line items]
Investments accounted for using equity method, beginning balance	307		313
Exchange adjustments	7		19
Additions	64		63
Acquisition of stake in Quadgas HoldCo Limited	0		0
Capitalisation of shareholder loan to Quadgas HoldCo Limited	0		0
Impairment charge against investment in Quadgas HoldCo Limited	0		0
Share of post-tax results for the year	26		48
Share of other comprehensive income of associates, net of tax	0		0
Dividends received	(43)		(75)
Other movements	0		(61)
Investments accounted for using equity method, ending balance	361		307		313
Associates
Disclosure of joint ventures [line items]
Investments accounted for using equity method, beginning balance	1,776		84
Exchange adjustments	(19)		16
Additions	65		74
Acquisition of stake in Quadgas HoldCo Limited	0		1,611
Capitalisation of shareholder loan to Quadgas HoldCo Limited	69		0
Impairment charge against investment in Quadgas HoldCo Limited	(213)		0
Share of post-tax results for the year	147		15
Share of other comprehensive income of associates, net of tax	147		0
Dividends received	(170)		(24)
Other movements	5		0
Investments accounted for using equity method, ending balance	£ 1,807		£ 1,776		£ 84

[1]	Comparative amounts have been represented to reflect the reclassification of commodity derivative contracts from trade and other receivables and payables, and from other non-current assets and liabilities to derivative financial assets and derivative financial liabilities (see note 16).